Financial risk management (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of sensitivity analysis risk factors affecting price of financial instrument

					Impacts on income statement						Impacts on statement of comprehensive income
					Scenarios II and III						Scenarios II and III
Risk factor	Quotation at December 31, 2021	Cash and cash equivalents and financial investments	Loans and financings	Derivative financial instruments	Changes from 2021	Scenario I	-25%	-50%	+25%	+50%	Scenario I	-25%	-50%	+25%	+50%
Foreign exchange rates
BRL	5.5805	65,403	272,323	(66)	1.46%	(1)	19	38	(19)	(38)	(3,029)	51,730	103,460	(51,730)	(103,460)
EUR	1.1327	3,604	-	-	1.53%	55	(901)	(1,802)	901	1,802	-	-	-	-	-
PEN	4.0069	23,846	1,783	-	-0.33%	(72)	(5,515)	(11,031)	5,515	11,031	-	-	-	-	-
CAD	1.2718	1,040	-	-	0.94%	-	-	-	-	-	10	(260)	(520)	260	520
NAD	15.9600	1,427	-	-	-6.08%	-	-	-	-	-	(87)	(357)	(713)	357	713
Interest rates
BRL - CDI - SELIC	9.15%	64,871	81,473	(66)	191 bps	(40)	1,466	3,083	(1,339)	(2,570)	-	-	-	-	-
USD - LIBOR	0.22%	-	88,677	(6,465)	2 bps	(24)	53	107	(53)	(107)	4	(5)	(10)	5	10
IPCA - TLP	10.06%	-	171,346	-	-456 bps	7,813	4,309	8,619	(4,309)	(8,619)	-	-	-	-	-
TJLP	5.32%	-	19,325	-	44 bps	(85)	257	514	(257)	(514)	-	-	-	-	-
Commodities price
Zinc	3,630	-	-	(6,465)	-18.73%	33,485	23,740	47,481	(23,740)	(47,481)	(6,613)	(4,689)	(9,378)	4,689	9,378

Summary of financial assets and liabilities in foreign currency

USD amounts of foreign currency balances	2021	2020
Assets
Cash, cash equivalents and financial investments	95,320	257,706
Derivative financial instruments	314	22,376
Trade accounts receivables	34,858	42,612
	130,492	322,694
Liabilities
Loans and financings	272,353	454,372
Derivative financial instruments	380	21,484
Trade payables	200,983	165,019
Lease liabilities	7,921	20,792
Use of public assets	24,384	20,787
	506,021	682,454

Net exposure	(375,529)	(359,760)

Schedule of credit quality of financial assets

			2021			2020
	Local rating	Global rating	Total	Local rating	Global rating	Total (ii)
Cash and cash equivalents
AAA	117,439	-	117,439	131,489	-	131,489
AA+	-	-	-	1,959	-	1,959
AA	19	-	19	30,178	-	30,178
AA-	-	21,252	21,252	8,754	21,632	30,386
A+	35,923	318,120	354,043	164,987	249,197	414,184
A	25,354	115,653	141,007	69,608	257,999	327,607
A-	-	104,528	104,528	-	116,992	116,992
BBB+	-	-	-	-	-	-
BBB	-	-	-	-	-	-
BBB-	-	-	-	-	30,706	30,706
BB-	-	-	-	-	-	-
No rating (i)	2,660	2,869	5,529	1,289	1,373	2,662
	181,395	562,422	743,817	408,264	677,899	1,086,163

Financial investments
AAA	16,849	-	16,849	32,411	-	32,411
AA+	-	-	-	2,257	-	2,257
AA	2,353	-	2,353	46	-	46
AA-	-	-	-	330	-	330
	19,202	-	19,202	35,044	-	35,044

Derivative financial instruments
AAA	314	-	314	2,068	-	2,068
A+	-	8,491	8,491	-	1,977	1,977
A-	-	7,589	7,589	-	27,935	27,935
	314	16,080	16,394	2,068	29,912	31,980

(i)	Refers to subsidiaries of international financial institutions that do not have a global rating available in the international rating agencies. According to the Company's policy, for these financial institutions, the rating of the financial institution controlling entities is assumed, which must be at least BBB-.

(ii)	As mentioned in note 5 (c), in 2021, the Company modified its Financial Risk Management Policy, allowing the use of local ratings available from local agencies in Peru, for assessing the credit risks of financial institutions in Peru. Therefore, the Company is presenting the 2020 comparative balances according to the updated policy.

Summary of estimated future cash flow

2021	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Over 5 years	Total
Loans and financings	114,240	443,780	247,226	1,439,295	2,244,541
Lease liabilities	17,340	3,744	-	-	21,084
Derivative financial instruments	22,684	146	71	24	22,925
Trade payables	411,818	-	-	-	411,818
Confirming payables	232,860	-	-	-	232,860
Salaries and payroll charges	76,031	-	-	-	76,031
Dividends payable	11,441	-	-	-	11,441
Related parties	321	71	-	-	392
Asset retirement and environmental obligations	31,953	64,752	85,021	243,076	424,803
Use of public assets	1,368	3,244	3,657	21,840	30,109
	920,056	515,737	335,975	1,704,235	3,476,004

2020	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Over 5 years	Total
Loans and financings	214,614	484,579	459,215	1,490,253	2,648,661
Lease liabilities	15,999	9,690	-	-	25,689
Derivative financial instruments	5,390	51	21,374	59	26,874
Trade payables	370,122	-	-	-	370,122
Confirming payables	145,295	-	-	-	145,295
Salaries and payroll charges	56,107	-	-	-	56,107
Dividends payable	4,557	-	-	-	4,557
Related parties	-	561	-	-	561
Asset retirement and environmental obligations	33,714	53,501	70,444	220,241	377,900
Use of public assets	1,270	2,943	5,131	20,200	29,544
	847,068	551,325	556,164	1,730,753	3,685,310

Summary of leverage ratio

	Note	2021	2020	2019
Loans and financings	24	1,699,315	2,024,314	1,508,557
Derivative financial instruments	16 (a)	6,531	(5,106)	2,294
Lease liabilities	23 (b)	19,639	25,689	34,384
Cash and cash equivalents	15	(743,817)	(1,086,163)	(698,618)
Financial investments	-	(19,202)	(35,044)	(58,775)
Net debt (i)		962,466	923,690	787,842

Net income (loss) for the period		156,087	(652,506)	(157,516)
Plus (less):
Depreciation and amortization	21, 22 and 23	258,711	243,925	317,892
Net financial results	10	136,902	278,175	104,854
Income tax expense (benefit)	11 (a)	153,204	(24,152)	(58,364)
EBITDA		704,904	(154,558)	206,866

Impairment of non-current assets		-	557,497	142,133
Miscellaneous adjustments		(664)	-	-
Adjusted EBITDA (ii)		704,240	402,939	348,999

Leverage ratio (Net debt/Adjusted EBITDA)		1.37	2.29	2.26

(i)	Net debt is defined as (a) loans and financings, plus lease liabilities, plus or minus (b) the fair value of derivative financial instruments less (c) cash and cash equivalents, less (d) financial investments.
(ii)	Adjusted EBITDA for capital management calculation uses the same assumptions described in note 2 for Adjusted EBITDA by segment.